CONSOLIDATED STATEMENTS OF INCOME (UNAUDITED) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenue:
Commissions		¥ 65,254	¥ 74,783	¥ 133,454	¥ 154,239
Fees from investment banking		22,265	19,119	49,576	43,078
Asset management and portfolio service fees		59,926	62,740	119,889	125,721
Net gain on trading		105,609	75,752	218,434	147,639
Gain on private equity investments		981	321	1,772	874
Interest and dividends		215,881	188,703	415,354	358,293
Gain (loss) on investments in equity securities		2,083	(1,104)	(755)	988
Other		101,905	28,067	147,559	48,534
Total revenue		573,904	448,381	1,085,283	879,366
Interest expense		190,524	165,459	369,902	324,447
Net revenue	[1]	383,380	282,922	715,381	554,919
Non-interest expenses:
Compensation and benefits		120,425	125,800	245,527	253,500
Commissions and floor brokerage		25,446	19,579	49,997	40,514
Information processing and communications		42,361	40,515	84,118	81,476
Occupancy and related depreciation		18,360	16,464	37,480	32,840
Business development expenses		7,906	9,337	15,734	18,233
Other		40,396	70,760	79,233	114,246
Total non-interest expenses		254,894	282,455	512,089	540,809
Income before income taxes		128,486	467	203,292	14,110
Income tax expense (benefit)		(11,875)	9,703	6,042	16,633
Net income (loss)		140,361	(9,236)	197,250	(2,523)
Less: Net income attributable to noncontrolling interests		1,787	1,997	2,843	3,487
Net income (loss) attributable to NHI shareholders		¥ 138,574	¥ (11,233)	¥ 194,407	¥ (6,010)
Basic-
Net income (loss) attributable to NHI shareholders per share		¥ 42.11	¥ (3.31)	¥ 58.89	¥ (1.77)
Diluted-
Net income (loss) attributable to NHI shareholders per share		¥ 41.23	¥ (3.32)	¥ 57.66	¥ (1.78)

[1]	There is no revenue derived from transactions with a single major external customer.